Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	107 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Taylor Frigon Core Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Taylor Frigon Core Growth Fund
Average Annual Return, Percent	8.54%	(0.14%)	11.37%
Taylor Frigon Core Growth Fund | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Average Annual Return, Percent	15.00%	15.28%	15.10%
Taylor Frigon Core Growth Fund | S&P Mid Cap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Mid Cap 400® Index
Average Annual Return, Percent	(0.23%)	10.49%	9.60%